Reconciliation of Total Liability for Environmental Rehabilitation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Provision for environmental rehabilitation
Opening balance	$ 300.1	$ 269.2
Change in estimates	(6.2)	36.7
Liabilities settled	(9.8)	(2.8)
Accretion of liability	13.9	15.4	$ 10.4
Foreign currency translation adjustment	(22.3)	(18.4)
Closing balance	$ 275.7	$ 300.1	$ 269.2